Unaudited Condensed Consolidated Interim Statements of Profit or Loss - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue	€ 746.9	€ 753.1	€ 1,507.0	€ 1,536.8
Cost of sales	(540.6)	(520.3)	(1,089.1)	(1,093.1)
Gross profit	206.3	232.8	417.9	443.7
Other operating expenses	(103.9)	(119.3)	(224.6)	(234.7)
Exceptional items	(14.9)	(12.4)	(32.0)	(35.9)
Operating profit	87.5	101.1	161.3	173.1
Finance income	13.6	18.0	10.5	23.9
Finance costs	(30.5)	(31.4)	(61.5)	(67.4)
Net financing costs	(16.9)	(13.4)	(51.0)	(43.5)
Profit before tax	70.6	87.7	110.3	129.6
Taxation	(13.5)	(16.8)	(20.5)	(24.2)
Profit for the period	€ 57.1	€ 70.9	€ 89.8	€ 105.4
Basic earnings per share	€ 0.37	€ 0.43	€ 0.59	€ 0.65
Equity owners of the parent	€ 57.1	€ 70.9	€ 89.8	€ 105.4
Earnings per share
Diluted earnings per share	€ 0.37	€ 0.43	€ 0.58	€ 0.65